Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other identifiable intangible assets [member]
Statement [LineItems]
Summary of Other Identifiable Intangible Assets

Other identifiable intangible assets consist of the following:

	Indefinite Useful Life	Finite Useful Life
(millions of U.S. dollars)	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2023	2,646	134	1,782	633	747	5,942
Acquisitions	-	27	36	-	-	63
Disposals of businesses	-	-	-	(1)	-	(1)
Translation and other, net	-	(5)	(25)	(2)	(15)	(47)
December 31, 2024	2,646	156	1,793	630	732	5,957
Acquisitions	-	13	34	6	4	57
Disposals of businesses	-	-	(5)	-	-	(5)
Translation and other, net	-	1	35	3	15	54
December 31, 2025	2,646	170	1,857	639	751	6,063
Accumulated amortization:
December 31, 2023	-	(115)	(1,341)	(594)	(727)	(2,777)
Amortization	-	(10)	(67)	(14)	-	(91)
Disposals of businesses	-	-	-	1	-	1
Translation and other, net	-	4	23	2	15	44
December 31, 2024	-	(121)	(1,385)	(605)	(712)	(2,823)
Amortization	-	(13)	(67)	(17)	(1)	(98)
Disposals of businesses	-	-	5	-	-	5
Translation and other, net	-	-	(27)	(3)	(15)	(45)
December 31, 2025	-	(134)	(1,474)	(625)	(728)	(2,961)
Carrying amount:
December 31, 2024	2,646	35	408	25	20	3,134
December 31, 2025	2,646	36	383	14	23	3,102